Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mezzanine adjustment recognized	$ 0
Compensation costs recognized	87,996,000	$ 67,105,000	$ 61,289,000
Redeemable non-controlling interest increased	$ 3,215,000
JM Tech
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years
Compensation costs recognized	$ 23,200,000
Redeemable non-controlling interest increased	$ 20,000,000.0